Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 12: SUBSEQUENT EVENTS

Management has evaluated subsequent events through September 17, 2018, the date which the financial statements were issued noting the following items that would impact the accounting for events or transactions in the current period or require additional disclosures.

Effective July 1, 2018, the Board of Directors adopted the 2018 Equity Incentive Plan (the “2018 Plan”). This 2018 Plan supplements, and does not replace, the existing 2016 Equity Incentive Plan (Note 10). Awards may be granted under the 2018 Plan through June 30, 2023 to the Company’s employees, consultants, directors and non-employee directors. The maximum number of shares of our common stock that may be issued under the 2018 Plan is 1,000,000 shares, which amount will be (a) reduced by awards granted under the 2018 Plan, and (b) increased to the extent that awards granted under the 2018 Plan are forfeited, expire or are settled for cash (except as otherwise provided in the 2018 Plan). No employee will be eligible to receive more than 200,000 shares of common stock in any calendar year under the 2018 Plan pursuant to the grant of awards. On September 12, 2018, the Board of Directors approved to increase the number of shares of common stock reserved for future issuance under this Plan from 1,000,000 shares to 2,000,000 shares. As of September 14, 2018, 1,000,000 shares of common stock underlying awards under the 2018 Plan have been granted to the employees and officers 25% vesting immediately on the date of grant and 25% vesting each year thereafter on the anniversary of the grant date.

On August 28, 2018, the holders of the convertible debentures and the Company agreed to amend the terms of their securities purchase agreement originally executed in October 2016. The holders of the convertible debentures agreed to accept on a proportional basis, 7,500 shares of Class B Convertible Preferred Stock in exchange of extending the redemption date to September 30, 2018 (Note 6).

On August 31, 2018, the Company executed six (6) promissory notes, unsecured, with original issuance debt discount of 15%, for a cumulative principal sum of $862,500. The Company promised to pay the note holders the principal sum of $862,500 on earlier of (i) the third trading day after the closing of the Company’s initial public offering, and (ii) November 30, 2018 or such earlier date as these promissory notes are required or permitted to be repaid. On closing of this offering, the Company received cash proceeds of $652,579 on September 5, 2018, net of commission and fees of $62,850 earned by the placement agent on capital raise, $30,571 in legal fees, and $4,000 in escrow fees. In addition, the Company issued to the six note holders 18,750 shares of Class B Convertible Preferred Stock valued at $120,394, and 7,500 warrants to the placement agent, valued at their fair value of $26,843.

On September 13, 2018, the Company and Panosian has satisfied the Judgments by payment of $252,924.69 (which included $10,303.48 post judgment interest) to Minassian and by issuing him shares of common stock reflecting a 7% ownership stake in the Company (Note 9).

On September 13, 2018, the Company effectuated a reverse stock split (the “Reverse Split”) of its common stock, preferred stock, warrants and options (collectively the “Equity Instruments”).  As a result of the Reverse Split, each (2) units of Equity Instruments issued and outstanding prior to the Reverse Split were converted into one (1 unit) of Equity Instrument and any other similar instruments convertible into, or exchangeable or exercisable for, shares of common stock. The Reverse Split did not change the authorized number of shares or the par value of our common stock or preferred stock. All share amounts, per share data, share prices, exercise prices or conversion rates have been retrospectively adjusted for the effect of the Reverse Split.

NOTE 12: SUBSEQUENT EVENTS

Management has evaluated subsequent events through April 17, 2018, the date which the financial statements were available to be issued noting the following items that would impact the accounting for events or transactions in the current period or require additional disclosures.

On January 8, 2018, the Company conducted a confidential private placement of its securities in which the Company offered to sell a minimum of 160,000 units and a maximum of 300,000 units to certain accredited investors, with each such unit consisting of (i)  one-half (1/2) of a share of Company’s Class B Convertible Preferred Stock, par value of $0.0001 per share, and (ii) a one-half (1/2) of a warrant to purchase one-half (1/2) share of the Company’s common stock, par value $0.0001 per share. Each unit will be sold at a price of $5.00 per unit. Each warrant has an initial exercise price of $12.00 per share, subject to adjustment, and is exercisable for a period of five years from the date of issuance. The Company sold 162,000 units for gross proceeds of $810,000 in the first closing, and received on March 14, 2018, cash proceeds of $613,200, net of commissions of $64,800 earned by the placement agent on capital raise, $128,000 in legal fees, and $4,000 in escrow fees.

On January 16, 2018, the Company and the holders of the Convertible Debentures agreed to amend the terms of their Securities Purchase Agreement originally executed on October 17, 2016 (Note 6). The Company agreed to issue and deliver to (i) Hillair Capital an amended and restated Debenture in the principal amount of $4,182,709 and an additional 41,826 shares of Class B Preferred Stock, and to (ii) HSPL Holdings, LLC, an amended and restated Debenture in the principal amount of $2,117,501 and an additional 21,174 shares of Class B Preferred Stock. The amended Debentures are comprised of the original debentures principal balance and all accrued but unpaid interest as of the date of the amendment. The original redemption dates have been removed under the amendment, with the entire principal and accrued interest balances being due on September 1, 2018. Additionally, the Company and the holders agree that, in the event that the Company shall have failed to raise no less than $500,000 in aggregate gross proceeds through the sale of additional shares of its shares of Class B Preferred Stock by March 31, 2018, the amendment shall be voidable by the holder.

Management has evaluated subsequent events through May 14, 2018, the date the financial statements were issued noting the following items that would impact the accounting for events or transactions in the current period or require disclosures.

Litigation Costs and Contingencies (Note 8) Update

On March 23, 2018, the Court upheld the new defaults and, as a result, new default judgments were entered against the Company and Mr. Panosian on April 12, 2018. The Company received a notification of the default judgment on April 19, 2018. The Company has since filed a motion for mandatory relief, and a hearing is scheduled for August 3, 2018.

Irrespective of the outcome of the hearings or any subsequent legal proceedings, pursuant to a Pledge and Escrow Agreement, dated as of April 30, 2018, Mr. Panosian and Mr. Keeler (“Founders”) have placed in escrow 320,613 shares of the Company’s common stock owned by the Founders, which is equal to 7% of the outstanding common stock on a fully diluted basis, assuming (a) the closing of the maximum offering of $700,000, (b) the conversion of the Preferred Shares at $10.00, and (c) no conversion of the Hillair convertible debenture into shares of the Company’s common stock. The escrow agreement provides that, in the event that the escrowed shares of common stock (the “Escrowed Shares”) are ultimately awarded to the claimant, he will receive title to the Escrowed Shares and these shares will be transferred to him at such time; provided, however, that if the claimant is awarded fewer shares than the amount of Escrowed Shares (whether as a result of final judgment in the litigation, the Company’s closing of less than the maximum offering, or otherwise), the remaining Escrow Shares would be returned to the Founders. As of the date of this memorandum, the aforesaid Escrowed Shares have been placed into escrow. For the avoidance of doubt, in no event will the Escrowed Shares awarded to the claimant exceed 7% of the Company’s outstanding common stock on a fully diluted basis, and any excess of such Escrowed Shares shall be returned to the Founders. Accordingly, there would be no dilution to our shareholders in the event that the claimant is awarded title to the Escrowed Shares.

As of March 31, 2018, the Company was delinquent in its federal and state payroll tax payments in the aggregate amount of $561,000. The Company is currently negotiating a payment plan with the payroll tax authorities to settle the delinquent tax payments. If we are not successful in reaching agreement with the payroll tax authorities on a payment plan, we risk legal action from those authorities from which we do not either have a plan or are able to make payment in full, and defense and costs of such actions could decrease our working capital available for operations.